CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	$ million
	Dec 31, 2021	Dec 31, 2020
Cash	5,849	4,831
Short-term bank deposits	4,416	2,220
Money market funds, reverse repos and other cash equivalents	26,705	24,779
Total	36,970	31,830